Other non-current assets (Tables)	12 Months Ended
Sep. 30, 2025
Investments, All Other Investments [Abstract]
Schedule of Other Non-current Assets

Other non-current assets are as follows as of September 30:

	2024	2025	2025
	HK$	HK$	US$
Rental deposits	924,564	554,728	71,275
Other deposits	202,586	-	-
Total other non-current assets	1,127,150	554,728	71,275